Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosures [Line Items]
Current Federal Tax Expense (Benefit)			$ (43,334)	$ 31,101	$ 66,086
Current State and Local Tax Expense (Benefit)			553	364	1,317
Deferred Federal Income Tax Expense (Benefit)			100,502	(875)	(94,860)
Deferred State and Local Income Tax Expense (Benefit)			5	133	23
Amortization of Deferred Investment Tax Credit			(3,559)	0	0
Total income tax expense	$ 25,729	$ 20,498	54,167	30,723	(27,434)
Puget Sound Energy
Income Tax Disclosures [Line Items]
Current Federal Tax Expense (Benefit)			(26,143)	61,924	112,168
Current State and Local Tax Expense (Benefit)			848	889	1,626
Deferred Federal Income Tax Expense (Benefit)			107,060	(10,226)	(120,397)
Deferred State and Local Income Tax Expense (Benefit)			0	0	0
Amortization of Deferred Investment Tax Credit			(3,559)	0	0
Total income tax expense			$ 78,206	$ 52,587	$ (6,603)